FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	5.00%	5.00%
Percentage of reasonably possible decrease in assumption	5.00%	5.00%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ 82.0	¥ (95.0)
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	¥ (82.0)	¥ 95.0
Interest rate risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	1.00%	1.00%
Percentage of reasonably possible decrease in assumption	1.00%	1.00%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ (430.0)	¥ (451.0)
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	¥ 430.0	¥ 451.0